UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkowitz Capital & Co., LLC
Address:    909 Third Avenue
            New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                          Place              Date of Signing
/S/ JEFFREY L. BERKOWITZ                NEW YORK, NY            MAY 14, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:         $19,864
                                                (thousands)

List of Other Included Managers:

None

                                                                    SHRS                                          VOTING AUTHORITY
                             TITLE OF                      VALUE    OR PRN   SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER               CLASS             CUSIP      (X1000)   AMOUNT   PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC NEW           COM NEW         004930202     1,894    100,000  SH          SOLE        NONE      100,000
AMAZON.COM INC               COM             023135106       324      1,200        CALL              NONE
AQUANTIVE INC                COM             03839G105       279        900        CALL              NONE
BRIGHTPOINT INC              COM NEW         109473405     1,573    137,500  SH          SOLE        NONE      137,500
BRIGHTPOINT INC              COM NEW         109473405       341      2,200        CALL              NONE
BRIGHTPOINT INC              COM NEW         109473405       218      1,000        CALL              NONE
BUSINESS OBJECTS SA          SPONSORED ADR   12328X107       265      1,450        CALL              NONE
COMCAST CORP CL A            CL A            20030N101     1,817     70,000  SH          SOLE        NONE       70,000
CORNING INC                  COM             219350105       452      1,600        CALL              NONE
CROCS INC                    COM             227046109     1,654     35,000  SH          SOLE        NONE       35,000
CROCS INC                    COM             227046109       320      1,000        CALL              NONE
EBAY INC                     COM             278642103       332     10,000  SH          SOLE        NONE       10,000
EBAY INC                     COM             278642103       345      1,000        CALL              NONE
GANNETT INC DEL              COM             364730101     1,970     35,000  SH          SOLE        NONE       35,000
GMARKET INC                  SPONSORED ADR   38012G100       695     40,000  SH          SOLE        NONE       40,000
HERSHEY COMPANY (THE)        COM             427866108       214        400        PUT               NONE
MOTOROLA INC                 COM             620076109       884     50,000  SH          SOLE        NONE       50,000
PACCAR INC                   COM             693718108       288        400        PUT               NONE
SHANDA INTERACTIVE ENT LTD   SPONSORED ADR   81941Q203       223      1,000        CALL              NONE
SILICON LABORATORIES INC     COM             826919102     2,693     90,000  SH          SOLE        NONE       90,000
SIRENZA MICRODEVICES INC     COM             82966T106       431     50,000  SH          SOLE        NONE       50,000
STARBUCKS CORP               COM             855244109     2,054     65,493  SH          SOLE        NONE       65,493
VALUECLICK INC               COM             92046N102       390      1,000        PUT               NONE
WHIRLPOOL CORP               COM             963320106       212        400        PUT               NONE
                                                          19,864